Stock-Based Compensation (Details Narrative) - USD ($) $ in Thousands				9 Months Ended		12 Months Ended
	Sep. 25, 2015	Sep. 09, 2015	Jul. 09, 2015	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Shares, Options granted				2,496,848		352,519	237,315
Stock-based awards granted		$ 195		$ 1,310
Stock-based compensation expense				205	$ 318	$ 421	$ 418
Tax benefit related to expense recognized				0	0
Total unrecognized compensation cost				1,166		$ 504
Total unrecognized compensation recognized				158
Stock based compensation recognized amortization cost				$ 1,008
Amortized over weighted average remaining requisite service period				3 years 8 months 12 days		1 year 10 months 24 days
Expected recognition of unrecognized compensation costs due in current year 2015				9.00%
Expected recognition of unrecognized compensation costs due in one year 2016				32.00%
Expected recognition of unrecognized compensation costs due in second year 2017				24.00%
Expected recognition of unrecognized compensation costs due in third year 2018				23.00%
Expected recognition of unrecognized compensation costs due in fourth year 2019				8.00%
Expected recognition of unrecognized compensation costs due in fifth year 2020				4.00%
Restricted stock as compensation for services		389,151
Total grant date fair for restricted stock		$ 21	$ 2	$ 174
Stock issued during period share restricted stock to vendor	47,382		69,231
Restricted stock grand date fair value	$ 22		$ 45
Prepaid expense				10
Stock-based compensation expense for restricted stock grants				11	3
Selling, General and Administrative Expenses [Member]
Stock-based compensation expense				189	302
Research and Development Expenses [Member]
Stock-based compensation expense				15	$ 16
Restricted Stock [Member]
Stock-based awards granted				9
Stock-based compensation expense				12
Total grant date fair for restricted stock				$ 19